Transactions with Related Parties, textual (Details) $ in Thousands	1 Months Ended	5 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended
	Feb. 04, 2016 USD ($)	May 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Aug. 20, 2013 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	May 31, 2016	Mar. 31, 2016
Related Party Transaction [Line Items]
Loan to Diana Containerships Inc.					$ 40,000	$ 0	$ 0
Management Fee Expense					1,883	1,464	405
Due to related parties, current					271	25
Due from related parties, current					82,660	102
Due from related parties, non-current					0	45,417
Vessel acquisition cost					67,787	39,427
Noncash or Part Noncash Acquisition, Investments Acquired					3,000	0	0
Altair Travel Agency S.A. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction					2,096	2,320	2,685
Due to related parties, current					162	23
Diana Containerships Inc [Member]
Related Party Transaction [Line Items]
Due from related parties, current					82,660	102
Due from related parties, non-current					0	45,417
Interest income from loan with Diana Containerships Inc.					$ 3,855	1,692	2,745
Noncash or Part Noncash Acquisition, Investments Acquired		$ 3,000
Diana Containerships Inc [Member] | Loan Receivable [Member]
Related Party Transaction [Line Items]
Debt Instrument, Issuance Date					May 20, 2013
Debt instrument term					5 years
Loan to Diana Containerships Inc.				$ 50,000
Loan receivable, Description of variable rate basis					LIBOR
Margin over Libor from agreement with Diana Containerships Inc.					5.00%
Back End Fee					1.25%
Diana Containerships Inc [Member] | Loan Receivable Amendment Agreement [Member]
Related Party Transaction [Line Items]
Debt Instrument, Issuance Date					Sep. 09, 2015
Loan receivable, Description of variable rate basis					LIBOR
Margin over Libor from agreement with Diana Containerships Inc.					3.00%
Debt instrument, fee amount					$ 200
Debt instrument, annual principal payment					5,000
Maximum Agreegate Repayment Amount					$ 32,500
Diana Containerships Inc [Member] | Loan Receivable Second Amendment Agreement [Member]
Related Party Transaction [Line Items]
Debt Instrument, Issuance Date					Aug. 24, 2016
Loan receivable, Description of variable rate basis					LIBOR
Margin over Libor from agreement with Diana Containerships Inc.					3.35%
Loan receivable, related parties			$ 42,417
Diana Containerships Inc [Member] | Loan Receivable Refinance [Member]
Related Party Transaction [Line Items]
Debt Instrument, Issuance Date					Jun. 30, 2017
Debt instrument term					18 months
Loan receivable, related parties			82,617
Loan receivable, related parties, additions			$ 40,000
Debt instrument, fee amount					$ 200
Interest-bearing discount premium payable on the termination date					$ 5,000
Diana Containerships Inc [Member] | Loan Receivable Refinance [Member] | First Twelve Months [Member]
Related Party Transaction [Line Items]
Fixed interest rate from agreement with Diana Containerships Inc.					6.00%
Diana Containerships Inc [Member] | Loan Receivable Refinance [Member] | Next Three Months [Member]
Related Party Transaction [Line Items]
Fixed interest rate from agreement with Diana Containerships Inc.					9.00%
Diana Containerships Inc [Member] | Loan Receivable Refinance [Member] | Last Three Motnhs [Member]
Related Party Transaction [Line Items]
Fixed interest rate from agreement with Diana Containerships Inc.					12.00%
Steamship Shipbroking Enterprises Inc [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction					$ 1,800	1,680	1,302
Due to related parties, current					$ 0	0
Diana Wilhelmsen Management Limited [Member]
Related Party Transaction [Line Items]
Number of vessels under management services					10
Diana Wilhelmsen Management Limited [Member] | Management Agreements [Member]
Related Party Transaction [Line Items]
Management Fee Expense					$ 1,883	1,464	405
Commercial fees to related party					260	124	$ 43
Due to related parties, current					$ 109	$ 2
Vessels Acquisition [Member]
Related Party Transaction [Line Items]
Number Of Vessels To Be Acquired	3
Number Of Vessels Delivered								1	2
Vessel acquisition cost	$ 39,265